Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 1,296	$ 1,361
Retail mutual fund assets under management	258,183	290,863
Hancock Victoria Plantations Holdings PTY Limited [Member]
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 1,264	$ 979